Debt, Cash and Cash Equivalents - Summary of Changes in Financial Position (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Financial Instruments [Abstract]
Long-term debt	€ 17,935	€ 19,745
Short-term debt and current portion of long-term debt	2,225	2,767
Interest rate and currency derivatives used to manage debt	70	119
Total debt	20,230	22,631
Cash and cash equivalents	(9,722)	(13,915)	€ (15,969)	€ (9,427)
Interest rate and currency derivatives used to manage cash and cash equivalents	(41)	74
Net debt	10,467	8,790
Current and non-current lease liabilities	€ 1,489	€ 1,163